UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  10 Old Burlington Street
          London  W1S 3AG
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Howard
Title:    Chief Financial Officer
Phone:    (+44) 20 7851 0692


Signature, Place and Date of Signing:

/s/ James Howard                  London, England            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          5

Form 13F Information Table Value Total:     $2,201 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008


COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8

                                                          MARKET
                                                           VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE
GOL LINHAS AEREAS INTLG S A   SP ADR REP PFD  38045R107     565    3,530,000 SH           SOLE       NONE    3,530,000
VIA PHARMACEUTICALS INC       COM             92554T103      12       12,000 SH           SOLE       NONE       12,000
MIDDLEBROOK PHARMACEUTICAL I  COM             596087106     289      187,500     CALL     SOLE       NONE      187,500
ADVANCED LIFE SCIENCES HLDGS  COM             00765H107     343      764,331 SH           SOLE       NONE      764,331
OREZONE RES INC               COM             685921108     992    2,193,200 SH           SOLE       NONE    2,193,200


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